Consolidated Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022
General and administrative expenses
Amortization	$ 269,186	$ 62,294
Consulting fees	1,374,548	1,032,014
Directors fees	324,550	401,806
Foreign exchange gain	(48,270)	(589,288)
Insurance	737,775	200,777
Management fees	650,000	700,000
Marketing	3,093,682	3,257,966
Office and miscellaneous	1,319,424	1,790,389
Professional fees	981,800	619,653
Share based compensation	4,086,178	11,939,973
Transfer agent and filing	642,133	252,007
Travel and promotion	560,405	509,241
Total general and administrative expenses	(13,991,411)	(20,176,832)
Other income / (loss)
Interest income	959,740	139,864
Gain on spin-out of mining interest	(0)	4,766,412
Revaluation loss on investment in equity instruments	(116,127)	0
Impairment loss	(443,930)	0
Net loss	(13,591,728)	(15,270,556)
Items that will be reclassified subsequently
Translation gain/(loss) on foreign operations	(307,927)	(373,887)
Translation gain on intercompany loans	9,525,777	0
Comprehensive loss	$ (3,758,024)	$ (15,644,443)
Basic loss per share	$ (0.08)	$ (0.11)
Diluted loss per share	$ (0.08)	$ (0.11)
Weighted average number of common shares
Basic	172,201,698	138,115,136
Diluted	172,201,698	138,115,136